Stockholders' equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders' equity	Stockholders' equity
Each Class B share is convertible into one Class A share at any time by the holder. Share premium derived from the conversion of Class A into Class B shares, is recognized within reserves.
During the six months ended June 30, 2021 9,625,000 Class B shares were converted into Class A shares. During the six months ended June 30, 2020, 3,500,000 Class B shares were converted into Class A shares.